John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 99.7%		$4,081,249,346
(Cost $1,961,058,898)
Communication services 17.1%		701,490,198
Entertainment 1.8%
Electronic Arts, Inc. (A)	122,000	12,323,220
Netflix, Inc. (A)	186,873	58,801,458
Spotify Technology SA (A)	30,478	4,344,639
Interactive media and services 15.3%
Alphabet, Inc., Class A (A)	38,718	50,491,757
Alphabet, Inc., Class C (A)	157,695	205,785,667
Facebook, Inc., Class A (A)	1,296,978	261,522,644
InterActiveCorp (A)(B)	95,042	21,165,853
Match Group, Inc. (B)	77,800	5,483,344
Tencent Holdings, Ltd.	1,933,200	81,571,616
Consumer discretionary 20.4%		833,747,634
Auto components 0.7%
Aptiv PLC	295,615	27,752,336
Automobiles 0.1%
Ferrari NV	32,010	5,386,323
Hotels, restaurants and leisure 1.5%
Hilton Worldwide Holdings, Inc.	194,799	20,453,895
Marriott International, Inc., Class A	116,942	16,413,979
Restaurant Brands International, Inc.	130,994	8,597,136
Royal Caribbean Cruises, Ltd.	81,217	9,747,663
Wynn Resorts, Ltd.	25,348	3,063,306
Yum! Brands, Inc.	39,707	3,997,304
Internet and direct marketing retail 14.4%
Alibaba Group Holding, Ltd., ADR (A)	838,918	167,783,600
Amazon.com, Inc. (A)	198,729	357,871,183
Booking Holdings, Inc. (A)	30,422	57,924,401
Trip.com Group, Ltd., ADR (A)	191,100	6,352,164
Multiline retail 1.6%
Dollar General Corp.	323,179	50,855,447
Dollar Tree, Inc. (A)	145,453	13,303,131
Specialty retail 1.1%
Ross Stores, Inc.	328,845	38,195,347
The TJX Companies, Inc.	75,600	4,621,428
Textiles, apparel and luxury goods 1.0%
Lululemon Athletica, Inc. (A)	75,641	17,071,417
NIKE, Inc., Class B	196,800	18,398,832
VF Corp.	67,300	5,958,742
Consumer staples 0.0%		441,760
Beverages 0.0%
Constellation Brands, Inc., Class A	1,884	350,537
Tobacco 0.0%
Philip Morris International, Inc.	1,100	91,223
Energy 0.3%		12,503,327
Oil, gas and consumable fuels 0.3%
Concho Resources, Inc.	53,200	3,860,192
Pioneer Natural Resources Company	67,609	8,643,135
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 4.9%		$200,137,935
Banks 0.1%
Citigroup, Inc.	16,117	1,210,709
JPMorgan Chase & Co.	6,900	909,144
Capital markets 3.1%
Intercontinental Exchange, Inc.	368,620	34,712,945
Morgan Stanley	290,652	14,381,461
S&P Global, Inc.	87,991	23,286,818
State Street Corp.	24,800	1,862,480
TD Ameritrade Holding Corp.	527,255	27,327,627
The Charles Schwab Corp.	445,320	22,043,340
The Goldman Sachs Group, Inc.	14,895	3,297,008
Insurance 1.7%
American International Group, Inc.	255,127	13,434,988
Chubb, Ltd.	41,543	6,292,934
Marsh & McLennan Companies, Inc.	136,530	14,754,797
Willis Towers Watson PLC	186,437	36,623,684
Health care 15.3%		624,560,244
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc. (A)	133,711	15,235,031
Amgen, Inc.	1,300	305,136
Exact Sciences Corp. (A)	36,500	2,956,865
Seattle Genetics, Inc. (A)	13,500	1,624,725
Vertex Pharmaceuticals, Inc. (A)	316,773	70,244,413
Health care equipment and supplies 6.0%
Abbott Laboratories	44,709	3,820,384
Becton, Dickinson and Company	215,456	55,695,376
Boston Scientific Corp. (A)	15,400	666,050
Danaher Corp.	320,544	46,793,013
Intuitive Surgical, Inc. (A)	105,221	62,385,531
Stryker Corp.	358,362	73,414,039
Teleflex, Inc.	2,700	954,018
Health care providers and services 5.7%
Anthem, Inc.	141,241	40,770,627
Centene Corp. (A)	301,562	18,235,454
Cigna Corp.	355,529	71,077,358
HCA Healthcare, Inc.	82,000	11,370,120
UnitedHealth Group, Inc.	268,199	75,060,854
WellCare Health Plans, Inc. (A)	45,783	14,745,331
Health care technology 0.1%
Veeva Systems, Inc., Class A (A)	33,200	4,952,776
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	9,415	760,450
Thermo Fisher Scientific, Inc.	151,651	47,610,831
Pharmaceuticals 0.1%
Elanco Animal Health, Inc. (A)	58,764	1,628,350
Zoetis, Inc.	35,293	4,253,512
Industrials 7.7%		315,760,016
Aerospace and defense 4.4%
L3Harris Technologies, Inc.	75,931	15,268,965
Northrop Grumman Corp.	78,913	27,759,226
The Boeing Company	378,165	138,476,460
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Industrials (continued)
Air freight and logistics 0.0%
United Parcel Service, Inc., Class B	7,100	$850,083
Airlines 0.6%
United Airlines Holdings, Inc. (A)	248,816	23,090,125
Commercial services and supplies 0.1%
Cintas Corp.	16,200	4,164,372
Industrial conglomerates 1.1%
Honeywell International, Inc.	87,170	15,564,204
Roper Technologies, Inc.	82,555	29,750,345
Machinery 0.0%
Fortive Corp.	19,409	1,400,748
Professional services 0.6%
CoStar Group, Inc. (A)	19,743	12,099,695
Equifax, Inc.	42,900	5,990,556
IHS Markit, Ltd. (A)	67,847	4,929,085
Road and rail 0.9%
Canadian Pacific Railway, Ltd.	42,179	10,048,725
Kansas City Southern	48,295	7,361,124
Norfolk Southern Corp.	34,027	6,584,225
Union Pacific Corp.	70,584	12,422,078
Information technology 33.0%		1,350,312,043
Communications equipment 0.0%
Motorola Solutions, Inc.	2,197	367,558
IT services 14.7%
Automatic Data Processing, Inc.	34,270	5,852,631
Fidelity National Information Services, Inc.	512,917	70,859,484
Fiserv, Inc. (A)	584,360	67,926,006
FleetCor Technologies, Inc. (A)	72,716	22,317,995
Global Payments, Inc.	430,748	78,008,463
Mastercard, Inc., Class A	456,735	133,471,669
PayPal Holdings, Inc. (A)	626,033	67,617,824
Visa, Inc., Class A	833,092	153,713,805
Semiconductors and semiconductor equipment 2.5%
Advanced Micro Devices, Inc. (A)	91,900	3,597,885
Applied Materials, Inc.	268,900	15,569,310
Broadcom, Inc.	7,730	2,444,303
KLA Corp.	65,600	10,749,216
Lam Research Corp.	29,623	7,904,305
Marvell Technology Group, Ltd.	688,529	18,156,510
Maxim Integrated Products, Inc.	102,252	5,794,621
Microchip Technology, Inc. (B)	31,910	3,016,771
NVIDIA Corp.	114,453	24,806,543
QUALCOMM, Inc.	69,058	5,769,796
Texas Instruments, Inc.	47,248	5,679,682
Xilinx, Inc.	2,649	245,774
Software 13.8%
Atlassian Corp. PLC, Class A (A)	36,219	4,603,797
DocuSign, Inc. (A)	92,100	6,558,441
Intuit, Inc.	298,447	77,264,944
Microsoft Corp.	1,323,433	200,341,288
Paycom Software, Inc. (A)	37,500	10,380,375
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
salesforce.com, Inc. (A)	487,417	$79,395,355
ServiceNow, Inc. (A)	285,862	80,910,380
Splunk, Inc. (A)	226,420	33,786,392
Synopsys, Inc. (A)	39,100	5,514,664
VMware, Inc., Class A	141,373	22,000,466
Workday, Inc., Class A (A)	256,115	45,875,319
Technology hardware, storage and peripherals 2.0%
Apple, Inc.	298,636	79,810,471
Materials 0.7%		28,982,090
Chemicals 0.7%
Air Products & Chemicals, Inc.	18,852	4,455,293
Linde PLC	65,800	13,568,618
The Sherwin-Williams Company	18,792	10,958,179
Real estate 0.0%		205,469
Equity real estate investment trusts 0.0%
American Tower Corp.	960	205,469
Utilities 0.3%		13,108,630
Electric utilities 0.0%
NextEra Energy, Inc.	1,897	443,557
Multi-utilities 0.3%
Sempra Energy	85,999	12,665,073

	Yield (%)	Shares	Value
Short-term investments 0.4%			$14,342,369
(Cost $14,342,497)
Short-term funds 0.4%			14,342,369
John Hancock Collateral Trust (C)	1.7887(D)	571,383	5,717,431
T. Rowe Price Government Reserve Fund	1.6309(D)	8,624,938	8,624,938

Total investments (Cost $1,975,401,395) 100.1%	$4,095,591,715
Other assets and liabilities, net (0.1%)	(2,827,943)
Total net assets 100.0%	$4,092,763,772

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $5,601,880.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$701,490,198	$619,918,582	$81,571,616	—
Consumer discretionary	833,747,634	833,747,634	—	—
Consumer staples	441,760	441,760	—	—
Energy	12,503,327	12,503,327	—	—
Financials	200,137,935	200,137,935	—	—
Health care	624,560,244	624,560,244	—	—
Industrials	315,760,016	315,760,016	—	—
Information technology	1,350,312,043	1,350,312,043	—	—
Materials	28,982,090	28,982,090	—	—
Real estate	205,469	205,469	—	—
Utilities	13,108,630	13,108,630	—	—
Short-term investments	14,342,369	14,342,369	—	—
Total investments in securities	$4,095,591,715	$4,014,020,099	$81,571,616	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
6	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	571,383	$5,547,856	$22,422,660	$(22,252,893)	$(257)	$65	$114,736	—	$5,717,431
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	7